UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Retirement Shares
March 31, 2008

COMMON STOCKS	Shares	Value

Air Transportation – 0.63%
AMR Corporation*	350,000	$3,157,000

Aircraft – 1.37%
United Technologies Corporation	100,000	6,882,000

Apparel – 1.51%
Coach, Inc.*	250,000	7,537,500

Beverages – 2.62%
Coca–Cola Company (The)	120,000	7,304,400
Hansen Natural Corporation*	165,000	5,826,975
		13,131,375
Business Equipment and Services – 1.43%
IntercontinentalExchange, Inc.*	55,000	7,177,500

Capital Equipment – 5.04%
Cameron International Corporation*	130,000	5,413,200
Joy Global Inc.	120,000	7,812,600
Manitowoc Company, Inc. (The)	170,000	6,936,000
Suntech Power Holdings Co., Ltd., ADR*	125,000	5,070,000
		25,231,800
Chemicals –– Petroleum and Inorganic – 0.67%
Monsanto Company	30,000	3,345,000

Communications Equipment – 3.35%
Cisco Systems, Inc.*	275,000	6,628,875
Marvell Technology Group Ltd.*	350,000	3,804,500
Nokia Corporation, Series A, ADR	200,000	6,366,000
		16,799,375
Computers –– Micro – 2.51%
Apple Inc.*	55,000	7,893,600
Sun Microsystems, Inc.*	300,000	4,656,000
		12,549,600
Computers –– Peripherals – 3.71%
Adobe Systems Incorporated*	250,000	8,890,000
Aspen Technology, Inc.*	375,000	4,779,375
Lawson Software, Inc.*	650,000	4,888,000
		18,557,375
Consumer Electronics – 2.36%
Research In Motion Limited*	105,000	11,786,250

Defense – 1.50%
General Dynamics Corporation	90,000	7,503,300

Electronic Components – 4.43%
Broadcom Corporation, Class A*	275,000	5,293,750
MEMC Electronic Materials, Inc.*	120,000	8,508,000
Microchip Technology Incorporated	125,000	4,094,375
PMC–Sierra, Inc.*	750,000	4,278,750
		22,174,875
Electronic Instruments – 0.88%
Applied Materials, Inc.	225,000	4,385,250

Finance Companies – 3.11%
Blackstone Group L.P. (The)	275,000	4,367,000
Stifel Financial Corp.*	250,000	11,225,000
		15,592,000
Forest and Paper Products – 1.69%
Weyerhaeuser Company	130,000	8,455,200

Health Care –– Drugs – 1.15%
McKesson Corporation	110,000	5,760,700

Health Care –– General – 1.22%
Hologic, Inc.*	110,000	6,114,900

Hotels and Gaming – 3.12%
Las Vegas Sands, Inc.*	75,000	5,523,000
Pinnacle Entertainment, Inc.*	225,000	2,880,000
Starwood Hotels & Resorts Worldwide, Inc.	140,000	7,245,000
		15,648,000
Mining – 4.31%
Cameco Corporation	215,000	7,082,100
Freeport–McMoRan Copper & Gold Inc., Class B	70,000	6,735,400
Southern Copper Corporation	75,000	7,787,250
		21,604,750
Motion Pictures – 0.96%
Regal Entertainment Group	250,000	4,822,500

Motor Vehicle Parts– 0.86%
BorgWarner Inc.	100,000	4,303,000

Motor Vehicles – 1.54%
Ford Motor Company*	1,350,000	7,722,000

Multiple Industry – 1.60%
Seabridge Gold Inc.*	200,000	4,800,000
UAL Corporation	150,000	3,225,000
		8,025,000
Non–Residential Construction – 1.69%
Fluor Corporation	60,000	8,469,600

Petroleum –– Canada – 0.85%
Acergy S.A., ADR*	200,000	4,267,000

Petroleum –– Domestic – 8.40%
Bill Barrett Corporation*	175,000	8,268,750
Chesapeake Energy Corporation	100,000	4,615,000
Delta Petroleum Corporation*	700,000	15,767,500
Goodrich Petroleum Corporation*	125,000	3,760,000
Sunoco, Inc.	100,000	5,247,000
Valero Energy Corporation	90,000	4,419,900
		42,078,150
Petroleum –– International – 5.39%
Apache Corporation	115,000	13,894,300
Marathon Oil Corporation	100,000	4,560,000
Ultra Petroleum Corp.*	110,000	8,525,000
		26,979,300
Petroleum –– Services – 7.72%
ION Geophysical Corporation*	400,000	5,520,000
National Oilwell Varco, Inc.*	110,000	6,421,800
Schlumberger Limited	60,000	5,220,000
Transocean Inc.	100,000	13,520,000
Weatherford International Ltd.*	110,000	7,971,700
		38,653,500
Railroad – 2.67%
Norfolk Southern Corporation	165,000	8,962,800
Union Pacific Corporation	35,000	4,388,300
		13,351,100
Retail –– Specialty Stores – 1.93%
Coldwater Creek Inc.*	675,000	3,412,125
Tiffany & Co.	150,000	6,276,000
		9,688,125
Security and Commodity Brokers – 6.39%
CME Group Inc.	16,000	7,505,600
Deutsche Borse AG (A)	80,000	12,967,272
Goldman Sachs Group, Inc. (The)	40,000	6,615,600
NYSE Group, Inc.	80,000	4,936,800
		32,025,272
Steel – 5.19%
Allegheny Technologies Incorporated	135,000	9,633,600
Companhia Vale do Rio Doce, ADR	325,000	11,258,000
Nucor Corporation	75,000	5,080,500
		25,972,100
Timesharing and Software – 1.76%
Google Inc., Class A*	20,000	8,820,300

Utilities –– Electric – 0.55%
Mirant Corporation*	75,000	2,729,250

Utilities –– Telephone – 1.19%
Equinix, Inc.*	90,000	5,980,050

TOTAL COMMON STOCKS – 95.30%		$477,279,997

(Cost: $461,362,519)

PREFERRED STOCKS – 1.40%

Mining
Freeport–McMoRan Copper & Gold Inc., 6.75% Cumulative	50,000	$7,022,500
(Cost: $5,000,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands

Agency Obligation – 0.81%
National Archives Facility Trust,
8.5%, 9–1–19	$3,132	4,037,591

Mortgage Backed Obligations – 0.20%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.5%, 12–1–31	623	651,937
6.5%, 1–1–32	358	374,376
		1,026,313
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.01%		$5,063,904

(Cost: $4,024,029)

SHORT–TERM SECURITIES

Electrical Equipment – 1.00%
W.W. Grainger, Inc.,
2.9%, 4–4–08	5,000	4,998,792

Finance Companies – 1.00%
Prudential Funding LLC,
2.25%, 4–28–08	5,000	4,991,562

Restaurants – 0.29%
Starbucks Corporation,
3.35%, 4–1–08	1,452	1,452,000

TOTAL SHORT–TERM SECURITIES – 2.29%		$11,442,354

(Cost: $11,442,354)

TOTAL INVESTMENT SECURITIES – 100.00%		$500,808,755

(Cost: $481,828,902)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2008